Cover	Dec. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 30, 2021
Entity File Number	001-36161
Entity Registrant Name	THE CONTAINER STORE GROUP, INC.
Entity Central Index Key	0001411688
Entity Tax Identification Number	26-0565401
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 Freeport Parkway
Entity Address, City or Town	Coppell
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75019
City Area Code	972
Local Phone Number	538-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	TCS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false